Dispositions (Details) - USD ($) $ in Thousands						9 Months Ended
	Dec. 30, 2022	Dec. 02, 2022	May 01, 2020	Mar. 24, 2020	Dec. 05, 2018	Mar. 31, 2023	Mar. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from dispositions, net						$ 27,904	$ 0
Gain on disposition of business						$ 667
MSGE SPINCO, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from dispositions, net				$ 400,000
Business disposition transaction costs			$ 50,806
Litigation settlement fee					$ 48,742
Percentage of ownership interest disposed off					50.00%
Settlement of related litigation			140,495
Gain on disposition of business			$ 240,783
Disposal Group, Disposed of by Sale, Not Discontinued Operations | BCE
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, not discontinued operation, gain (loss) on disposal		$ 8,744
Disposal Group, Disposed of by Sale, Not Discontinued Operations | The Aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, not discontinued operation, gain (loss) on disposal	$ 4,383
Consideration to be received for disposal	$ 20,375